Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits
Employee Benefits

20. Employee Benefits

	2024	2023	2022

	(€ in thousands)
Wages and salaries	13,438	13,797	23,441
Social security costs	2,367	2,480	2,661
Pension costs — defined contribution plans	1,018	966	1,315
Equity-settled share based payments	2,544	3,106	2,869
	19,367	20,349	30,286
Average number of employees for the period	163.0	144.0	163.0

Employees per activity at December 31 (converted to FTE):

	December 31, 2024	December 31, 2023	December 31, 2022
Research and Development	133.9	122.4	103.5
General and Administrative	32.2	34.2	26.7
Total number of employees (converted to FTE)	166.1	156.6	130.2

Of all employees 164.1 FTE are employed in the Netherlands (2023: 153.6 FTE).

Included in the wages and salaries for 2024 is a credit of € 1,888,000 (2023: € 1,170,000, 2022: € 792,000) with respect to WBSO subsidies.